Note 2 - Equity Compensation Plans and Capital Stock - Restricted Stock Activity (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Unvested (in shares)	64,487	100,366
Unvested (in dollars per share)	$ 6.62	$ 6.08
Granted (in shares)	4,026	4,487	[1]
Granted (in dollars per share)	$ 14.9	$ 15.61
Vested (in shares)	(50,487)	(40,366)
Vested (in dollars per share)	$ 7.12	$ 6.27
Unvested (in shares)	18,026	64,487
Unvested (in dollars per share)	$ 7.07	$ 6.62

[1]	50,000 shares were issued out of treasury stock